Schedule of Estimated Minimum Purchase Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	$ 1,397
2014	4,974
2015	1,289
2016	1,289
2017	1,289
2018 and thereafter	22,648
Estimated Minimum Purchase Obligation, total	$ 32,886